Shareholders' Equity (Details)				6 Months Ended	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Mar. 13, 2019 shares	Dec. 31, 2018 $ / shares shares	Jun. 30, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 30, 2019 shares
Shareholders' Equity
Subscribed number of shares	0		198,602
Issued and outstanding	87,749,999			87,749,999	87,749,999
Common Stock, Shares, Issued	306,874,115		217,526,425		306,874,115
Common Stock, Shares, Outstanding	306,874,115		217,526,425		306,874,115
Treasury Stock, Shares			0			0
Merger, Conversion Ratio		0.00757			0.00757
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.00		$ 0.00		$ 0.00
Common Stock, Votes Per Share	1		1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	52,800,000			52,800,000	52,800,000
Class of Warrant or Right, Days from which Warrants or Rights Exercisable					30 days
Warrants Issued During Period Exercised					100,114
Sponsor Agreement [Member]
Shareholders' Equity
Common Stock, Shares, Issued	7,000,000			7,000,000	7,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 20.00			$ 20.00	$ 20.00
Minimum
Shareholders' Equity
Warrants, Beneficial Interest				4.90%	4.90%
Consecutive Trading Day Period				40 days	40 days
Maximum
Shareholders' Equity
Warrants, Beneficial Interest				9.80%	9.80%
Consecutive Trading Day Period				60 days	60 days
Churchill public shareholders
Shareholders' Equity
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		68,999,999
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50			$ 11.50	$ 11.50
Common Class A [Member]
Shareholders' Equity
Common Stock, Shares, Issued	68,999,999			68,999,999	68,999,999
Common Stock, Shares, Outstanding	68,999,999			68,999,999	68,999,999
Common Class B [Member]
Shareholders' Equity
Common Stock, Shares, Issued	18,750,000			18,750,000	18,750,000
Common Stock, Shares, Outstanding	18,750,000			18,750,000	18,750,000
Management Incentive Plan
Shareholders' Equity
Vesting period					5 years